Capital Management - Schedule of Information about Capital Management (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term borrowings		$ 1,725,602	$ 546,472
Long-term borrowings (including current installments)		111,968,392	86,305,318
Total liabilities		207,455,122	190,765,874
Total equity		$ 178,901,874	$ 207,785,306	$ 212,817,851	$ 176,836,313
Debt-to-equity ratio		116.00%	92.00%
Net debt-to-equity ratio	[1]	19.00%	9.00%

[1]	Net debt-to-equity ratio is defined as short-term borrowings plus long-term borrowings less cash and cash equivalents and divided by total equity.